Discontinued operations - Cash flow of discontinued operations (Details) - CHF (SFr)		12 Months Ended
	Apr. 02, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure
Net profit / (loss) from discontinued operations		SFr 11,965,129	SFr (8,056,074)	[1]	SFr (10,000,257)	[1]
Adjustments for:
Net gain on Neurosterix Transaction		(13,943,595)
Value of share-based services		502,964	1,794,467		3,682,073
Post-employment benefits		(95,219)	(62,643)		(11,393)
Depreciation		260,120	305,952		323,144
Net gain related to lease modification		(2,770)	(318)
Finance cost net		(99,628)	312,602		215,527
Decrease / (increase) in trade and other receivables		93,107	306,514		(252,090)
Decrease / (increase) in prepayments		(164,284)	53,386		844,980
Increase in other current assets		(7,967)
Increase / (decrease) in payables and accruals		(1,146,084)	(613,205)		(427,388)
Increase / (decrease) in deferred income		(38,401)	324,210
Net cash flow from / (used in) investing activities
Cash received from Neurosterix Transaction		5,119,754
Legal fees paid for Neurosterix Transaction		(473,270)
Purchase of property, plant and equipment		(1,273)	(6,842)		(581)
Cash flows from financing activities
Principal element of lease payment		(73,688)	(281,793)		(288,076)
Interest paid		(9,219)	(21,607)		(48,897)
Discontinued operations as disclosed below
Disclosure
Net profit / (loss) from discontinued operations		11,965,129	(8,056,074)		(10,000,257)
Adjustments for:
Net gain on Neurosterix Transaction		(13,943,595)
Value of share-based services		327,681	1,514,267		3,004,365
Post-employment benefits		(27,338)	(61,238)		(13,664)
Depreciation		67,422	294,200		314,330
Net gain related to lease modification			(318)
Finance cost net		5,672	17,742		20,237
Decrease / (increase) in trade and other receivables		12,702	111,829		5,576
Decrease / (increase) in prepayments		(151,695)	26,065		35,724
Increase in other current assets		(7,967)
Increase / (decrease) in payables and accruals		(811,126)	5,059		(48,407)
Increase / (decrease) in deferred income		(38,401)	324,210
Net cash flow used in operating activities		(2,601,516)	(5,824,258)		(6,682,096)
Net cash flow from / (used in) investing activities
Cash received from Neurosterix Transaction		5,119,754
Legal fees paid for Neurosterix Transaction		(473,270)
Purchase of property, plant and equipment			(6,842)		(581)
Net cash from / (used) in investing activities		4,646,484	(6,842)		(581)
Cash flows from financing activities
Principal element of lease payment		(63,772)	(270,294)		(277,138)
Interest paid		(5,672)	(17,742)		(20,237)
Net cash used in financing activities		(69,444)	(288,036)		(297,375)
Net cash from / (used in) discontinued activities		1,975,524	SFr (6,119,136)		SFr (6,980,052)
Gross proceeds in cash received from Neurosterix Transaction	SFr 5,000,000	SFr 5,000,000

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented